Shareholder Report, Average Annual Return (Details) 74200014600_Templeton Sustainable Emerging Markets Bond Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	24.85%	2.49%	2.09%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	25.85%	2.49%	2.09%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
JP Morgan GBI-EM Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JP Morgan GBI-EM Global Diversified Index
Average Annual Return, Percent	19.26%	1.12%	3.88%